Note 4 - Acquisitions - Acquisitions Details (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
The 2023 Acquisitions [Member]
Cash consideration, cash acquired		$ 7,278
The 2024 Acquisitions [Member]
Cash consideration, cash acquired	$ 33,294